EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS

31.	EMPLOYEE BENEFITS

The pension plans granted cover substantially all employees. The plans are managed by Caixa Beneficente dos Empregados de CSN (“CBS”), a private, non-profit pension fund established in July 1960, which has as members (and former employees) who have joined the fund. through a membership agreement, in addition to CBS employees themselves. The CBS Executive Board is made up of a president and two directors, all appointed by CSN, the main sponsor of CBS. The Deliberative Council is the decision-making and superior guidance body of CBS, composed of the president and ten members, six of them chosen by CSN and four of them elected by the participants.

Until December 1995, CBS Previdência managed two defined benefit plans based on years of service, salary, and social security benefits. On December 27, 1995, the then Supplementary Pension Secretariat (“SPC”) approved the implementation of a new benefit plan, effective as of that date, called the Supplementary Benefit Mixed Plan (“Mixed Plan”), structured under the form of a variable contribution plan, which has been closed to new members since September 2013. As of that date, all new employees must join the CBSPrev Plan, structured in the form of defined contribution, also created in September 2013.

The CBS guarantee funds are mainly invested in repo operations (backed by federal government bonds), federal government bonds indexed to inflation, stocks, loans and real estate. As of December 31, 2021, CBS held 3,486,252 CSN common shares (4,450,652 as of December 31, 2020). The entity’s total guarantee resources totaled R $ 5.8 billion on December 31, 2021 (R$5.7 billion on December 31, 2020). CBS fund managers seek to combine plan assets with long-term benefit obligations to be paid. Pension funds in Brazil are subject to certain restrictions related to their ability to invest in foreign assets and, consequently, the funds invest primarily in securities in Brazil.

Guarantee Funds are considered to be the available and investment assets of the Benefit Plans, not including the amounts of debts contracted with sponsors.

For defined benefit plans, called “35% of Average Salary” and “Supplementary Average Salary Plan”, the Company maintains a financial guarantee with CBS Previdência, the entity that manages the aforementioned plans, in order to maintain the financial balance and actuarial, should any future actuarial loss or actuarial gain occur.

In compliance with current legislation, specific to the pension fund market, for the last 4 years ended (2018, 2019,2020 and 2021), there was no need to pay installments by CSN, since the benefit plans defined actuarial gains in the year.

31.a)	Description of pension plans

Plan of 35% of the average salary

This plan started on February 1, 1966, and is a defined benefit plan, the purpose of which is to pay retirement benefits (length of service, special, disability or old age) for life, equivalent to 35% of the adjusted average of the last 12 salaries of the participant. The plan also guarantees the payment of sickness benefit to the participant licensed by the Official Social Security and also guarantees the payment of savings, death, and monetary assistance. This plan was deactivated on October 31, 1977, when the plan to supplement the average salary came into effect.

Average salary supplementation plan

This plan started on November 1, 1977, and is a defined benefit plan. Its objective is to complement the difference between the corrected average of the last 12 wages of the participant and the benefit of the Official Social Security for retirements, also for life. As with the 35% plan, there is coverage for sickness benefit, death benefit and pension benefits. This plan was deactivated on December 26, 1995, with the creation of the mixed supplementary benefit plan.

Mixed supplementary benefit plan

Started on December 27, 1995, it is a variable contribution plan. In addition to the programmed retirement benefit, payment of risk benefits (active pension, disability and sickness / accident benefits) is also provided. In this plan, the retirement benefit is calculated based on what was accumulated by the monthly contributions of the participants and the sponsors, as well as the option of each participant in the form of receiving the same, which can be for life (with or without continuity of pension for death) or by a percentage applied to the balance of the benefit-generating fund (loss for an indefinite period). After retirement, the plan will have the characteristic of a defined benefit plan, if the participant has opted to receive his benefit in the form of lifetime monthly income. This plan was deactivated on September 16, 2013, when the CBSPrev plan came into effect.

CBS Prev Plan

On September 16, 2013, the new CBSPrev pension plan began, which is a defined contribution plan. In this plan, the retirement benefit is determined based on what has been accumulated by the monthly contributions of participants and sponsors. The option of each participant to receive it can be: (a) receive a part in cash (up to 25%) and the remaining balance, through monthly income for a percentage applied to the benefit generating fund, not being applicable to death pension benefits, (b) receive only monthly income for a percentage applied to the benefit generating fund.

With the creation of the CBSPrev plan, the Mixed Supplementary Benefit Plan was deactivated for the entry of new participants as of September 16, 2013.

CBSPREV Namisa Plan

It is a Defined Contribution plan with risk benefits during the activity (projection of the balances in case of disability or death and sickness / accident benefits). It has been in operation since January 6, 2012, when it was created to serve exclusively the employees of Nacional Minérios S / A. After the corporate reorganization, which took place in 2016, other Sponsors joined this Plan, among them, CSN Mineração SA

In this plan, all benefits offered are calculated based on what has been accumulated by the monthly contributions of participants and sponsors, and are paid through a percentage applied to the balance of the benefit generating fund. The CBSPREV Namisa Plan has been closed to the entry of new participants since July 2017 and in 2020 the plan’s extinction process was finalized due to the total withdrawal of sponsorship.

31.b)	Investment policy

The investment policy establishes the principles and guidelines that should govern the investment of resources entrusted to the entity, with the objective of promoting the security, liquidity and profitability necessary to ensure the balance between the plan’s assets and liabilities, based on the ALM study (Asset Liability Management), which considers the benefits of the participants and beneficiaries of each plan.

The investment plan is reviewed annually and approved by the Deliberative Council, considering a 5-year horizon, as established by CGPC resolution no. 7, of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 4,661 / 18, published by the National Monetary Council (“CMN”).

31.c)	Employee benefits

The actuarial calculations are updated, at the end of each year, by external actuaries and presented in the financial statements in accordance with IAS 19 - Employee Benefits.

				Consolidated
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(59,111)	(13,819)		79,546
Post-employment healthcare benefits			584,288	678,880
	(59,111)	(13,819)	584,288	758,426

The reconciliation of assets and liabilities of employee benefits is presented below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Present value of defined benefit obligation	3,151,609	3,645,822	3,581,460
Fair value of plan assets	(3,584,244)	(3,766,194)	(3,894,488)
Deficit(Surplus)	(432,635)	(120,372)	(313,028)
Restriction to actuarial assets due to recovery limitation	373,524	186,099	319,102
Liabilities (Assets), net	(59,111)	65,727	6,074
Liabilities		79,546	19,788
Assets	(59,111)	(13,819)	(13,714)
Net (assets) recognized in the balance sheet	(59,111)	65,727	6,074

The change in the present value of the defined benefit obligation is shown below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Present value of obligations at the beginning of the year	3,645,822	3,581,460	3,087,433
Cost of service	1,253	968	1,093
Interest cost	231,009	236,551	283,487
Participant contributions made in the period	1,398	1,998	2,126
Benefits paid	(283,393)	(278,960)	(269,995)
Actuarial loss/(gain)	(444,480)	103,805	477,316
Present value of obligations at the end of the year	3,151,609	3,645,822	3,581,460

The change in the fair value of the plan’s assets is shown below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Fair value of plan assets at the beginning of the year	(3,766,193)	(3,894,488)	(3,403,906)
Interest income	(238,534)	(257,946)	(314,102)
Benefits Paid	283,393	278,960	269,995
Participant contributions made in the period	(1,398)	(1,998)	(2,127)
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Fair value of plan assets at the end of the year	(3,584,244)	(3,766,193)	(3,894,488)

The composition of the amounts recognized in the income statement is shown below:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Cost of current service	1,253	968	1,093
Interest cost	231,009	236,551	283,487
Expected return on plan assets	(238,534)	(257,946)	(314,102)
Interest on the asset ceiling effect	11,985	21,737	21,502
Total costs / (income), net	5,713	1,310	(8,020)

The (cost) / revenue is recognized in the income statement under other operating expenses.

The movement of actuarial gains and losses is shown below:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Actuarial losses and (gains)	(444,480)	103,805	477,316
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Change in the asset’s limit (excluding interest income)	175,440	(154,741)	73,039
Total cost of actuarial losses and (gains)	(130,552)	58,343	106,007

The breakdown of actuarial gains and losses is shown below:

	Consolidated
	12/31/2021	12/31/2020	12/31/2019
Loss due to change in demographic assumptions		67,930
Loss due to change in financial assumptions	(647,564)	(30,454)	472,715
Loss due to experience adjustments	203,084	66,329	4,601
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Change in the asset’s limit (excluding interest income)	175,440	(154,741)	73,039
Actuarial losses and (gains)	(130,552)	58,343	106,007

The main actuarial assumptions used were as follows:

	12/31/2021	12/31/2020
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%	Millennium Plan: 6.95% Plan 35%: 6.24% Supplementation: 6.44%
Inflation rate	5.03%	3.32%
Nominal salary increase rate	6.08%	4.35%
Nominal benefit increase rate	5.03%	3.32%
Rate of return on investments	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%	Millennium Plan: 6.95% Plan 35%: 6.24% Supplementation: 6.44%
General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Disability table	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable
Disability mortality table	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F Supplementation: Winklevoss -10%	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F ;Supplementation: Winklevoss -10%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation	Millenium plan 5% per annum, zero for plans 35% and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

The assumptions regarding the mortality table are based on published statistics and mortality tables. These tables translate into an average life expectancy in years for employees aged 65 and 40:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Longevity at age of 65 for current participants	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Male	18.38	18.38	18.75	18.75	21.47	21.47
Female	18.38	18.38	21.41	21.41	23.34	23.34

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07
Female	40.15	40.15	44.41	44.41	46.28	46.68

Allocation of plan assets:

		12/31/2021		12/31/2020		12/31/2019
Variable income	195,032	5.44%	54,285	1.44%	25,236	0.65%
Fixed income	3,127,736	87.26%	3,438,735	91.31%	3,607,398	92.63%
Real estate	190,474	5.31%	182,145	4.84%	183,098	4.70%
Others	71,002	1.98%	91,028	2.42%	78,756	2.02%
Total	3,584,244	100.00%	3,766,193	100.00%	3,894,488	100.00%

The assets invested in variable income are mainly invested in CSN shares.

Fixed income assets are mainly composed of debentures, Interbank Deposit Certificates (“CDI”) and National Treasury Notes (“NTN-B”).

Real estate refers to buildings valued by a specialized asset appraisal company. There are no assets in use by CSN and its subsidiaries.

For the pension plan, the expense in 2021 was R$1,616 (R$2,032 on December 31, 2020).

31.d)	Expected contributions

There are no expected contributions that will be paid to the defined benefit plans 35% and Supplementation in 2021.

For the mixed supplementary benefit plan, the expected contributions in the amount of R$23,578 will be paid in 2021 for the defined contribution portion and R$1,377 for the defined benefit portion (risk benefits).

31.e)	Sensitivity analysis

The quantitative sensitivity analysis in relation to significant assumptions, for pension plans on December 31, 2021, is shown below:

						12/31/2021
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(1,005)	1,084	(5,507)	5,954	(4,758)	5,309
Effect on present value of obligations	(16,114)	17,381	(85,515)	92,456	(68,287)	76,188

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					191	(181)
Effect on present value of obligations					1,079	(1,030)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	120	(120)	623	(623)	430	(430)
Effect on present value of obligations	1,928	(1,928)	9,669	(9,669)	5,975	(5,975)

Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year	+1 year	- 1 year	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	850	(839)	4,382	(4,362)	1,562	(1,541)
Effect on present value of obligations	13,626	(13,455)	68,039	(67,726)	22,603	(22,306)

Following are the expected benefits for future years for defined benefit plans:

Forecast payments
Year 1	303,855
Year 2	289,600
Year 3	282,546
Year 4	275,174
Year 5	267,521
Next 5 years	1,220,994
Total forecast payments	2,639,690

31.f)	Post-Employment Health Plan

It refers to the health plan created on December 1, 1996, exclusively to cover former retired employees, pensioners, amnesties, ex-combatants, widows of labor accident victims and retirees until March 20, 1997 and their respective legal dependents. Since then, the health plan has not allowed the inclusion of new beneficiaries. The Plan is sponsored by CSN.

The amounts recognized in the balance sheet were determined as follows:

	12/31/2021	12/31/2020	12/31/2019
Present value of obligations	584,288	678,880	892,396
Liabilities	584,288	678,880	892,396

The reconciliation of health benefit liabilities is presented below:

	12/31/2021	12/31/2020	12/31/2019
Actuarial liability at the beginning of the year	678,880	892,396	897,137
Expenses recognized in income for the year	42,355	57,731	69,907
Sponsor’s contributions transferred in prior year	(73,324)	(81,340)	(82,081)
Recognition of actuarial loss/(gain)	(63,623)	(189,907)	7,433
Actuarial liability at the end of the year	584,288	678,880	892,396

The actuarial gains and losses recognized in equity are shown below:

	12/31/2021	12/31/2020	12/31/2019
Gain/(loss) recognized in shareholders' equity	(63,623)	(189,907)	7,433

Below is the weighted average life expectancy based on the mortality table used to determine the actuarial obligations:

	12/31/2021	12/31/2020
Longevity at age of 65 for current participants
Male	20.24	20.24
Female	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74
Female	42.74	42.74

The actuarial assumptions used to calculate post-employment health benefits were:

	12/31/2021	12/31/2020
Biometric and Demographic
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%

Financial
Actuarial nominal discount rate	10.55%	6.53%
Inflation	5.03%	3.32%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real p.a.	0.5% - 3.00% real p.a.
Nominal increase medical costs growth rate	4.10%	4.10%
Average medical cost (Claim cost)	1,011.42	913.00

31.g)	Sensitivity analysis

The quantitative sensitivity analysis for significant assumptions for the post-employment health benefit as of December 31, 2021, is shown below:

		12/31/2021
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	559	(608)
Effect on present value of obligations	(20,842)	22,545

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	5,291	(4,599)
Effect on present value of obligations	50,127	(43,572)

	Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	3,880	(3,669)
Effect on present value of obligations	36,763	(34,763)

Following are the expected benefits for future exercises for post-employment health benefit plans:

Forecast benefit payments
Year 1	65,814
Year 2	63,130
Year 3	60,377
Year 4	57,534
Year 5	54,598
Next 5 years	227,586
Total forecast payments	529,039

Accounting Policy

Employee benefits - long term

A defined contribution plan is a post-employment benefit plan under which the Company pays contributions to CBS, obligations for contributions to defined contribution pension plans are recognized as employee benefit expenses in the income statement during the periods during which they are paid. services are provided by employees. In this modality, the Company will have no legal or constructive obligation to pay additional amounts, as the risks fall on employees.

In the defined benefit plan, obligations are assessed annually by independent actuaries, the unit credit method is used in the calculation, the assumptions for the calculation include biometric, demographic, financial and economic assumptions. The discount rate is applied to define the present value of the defined benefit obligations, the fair value of the assets is also determined. The amount recognized in the Company’s balance sheet is the net of obligations after the discount rate less the fair value of the assets.

When the calculation results in a benefit to the Company, the asset to be recognized is limited to the total of any past unrecognized service costs and the present value of the economic benefits available in the form of future plan reimbursements or reduction in future plan contributions. Actuarial gains and losses resulting from defined benefit plans immediately in other comprehensive income. In the event of extinction of the plan, the accumulated actuarial gains and losses are recorded in income.

Short-term employee benefits

Payments of benefits such as salary or vacation, as well as the respective labor charges on these benefits are recognized monthly in the income statement, respecting the accrual basis.

Employees ‘profit sharing and executives’ variable remuneration are linked to the achievement of operational and financial goals. The Company recognizes a liability and an expense substantially when these goals are achieved by allocating them to the cost of production or operating expenses.